Discontinued Operations of Barnes & Noble Education, Inc. (Tables)	12 Months Ended
Apr. 30, 2016
Schedule of Operations and Classes of Assets and Liabilities of Discontinued Operations

The following financial information presents the discontinued operations for fiscal 2016, fiscal 2015 and fiscal 2014:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Sales	$238,983	$1,772,389	$1,748,012
Cost of sales and occupancy	186,697	1,325,814	1,309,026

Gross profit	52,286	446,575	438,986
Selling and administrative expenses	94,933	353,087	319,773
Depreciation and amortization	13,100	50,509	48,014

Operating income (loss) from discontinued operations	(55,747)	42,979	71,199
Interest expense, net and amortization of deferred financing fees	3	210	385

Income (loss) before income taxes from discontinued operations	(55,750)	42,769	70,814
Income taxes	(16,604)	39,045	38,942

Net income (loss) from discontinued operations	$(39,146)	$3,724	$31,872

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations:

May 2, 2015
Carrying amounts of assets included as part of discontinued operations:
Cash and cash equivalents	$59,714
Receivables, net	38,311
Merchandise inventories, net	297,425
Prepaid expenses and other current assets	52,176

Total current assets	447,626

Property and equipment:
Buildings and leasehold improvements	149,065
Fixtures and equipment	335,404

484,469
Less accumulated depreciation and amortization	376,911

Net property and equipment	107,558

Goodwill	274,070
Intangible assets, net	198,190
Other non-current assets	39,883

Total assets classified as discontinued operations in the consolidated balance sheet	$1,067,327

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$170,490
Accrued liabilities	133,123

Total current liabilities	303,613
Long-term deferred taxes	41,924
Other long-term liabilities	34,093

Total liabilities classified as discontinued operations in the consolidated balance sheet	$379,630